Earnings per share - Schedule of weighted average number of ordinary shares (diluted) (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Earnings per share [abstract]
Weighted average number of shares (basic) (in shares)	194,216,835	197,886,375	194,216,835
Effect of share-based payment arrangements (in shares)	0	0
Weighted average number of ordinary shares (diluted) (in shares)	194,216,835	197,886,375